Financing Expenses (Income) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Finance Income Expense [Line Items]
Interest and linkage differences from loans to an associate					₪ (21)
Linkage and exchange rate differences, net				(19)	(7)
Income on bank deposits, investments and others	(8)			(20)	(17)
Change in fair value of financial assets measured at fair value through profit or loss	(7)			(29)	(27)
Income in respect of credit in sales, net of discount commission	(35)			(42)	(52)
Other financing income	(25)			(23)	(40)
Total financing income	(75)	[1]	$ (22)	(133)	(164)
Interest expenses on financial liabilities	503			924	695
Linkage and exchange rate differences, net	49			38	61
Change in contingent consideration in a business combination	(14)			55
Change in fair value of financial assets measured at fair value through profit or loss	43			24	13
Financing expenses for employee benefits, net	35			15	16
Reduction of the provision for assessor interest expenses					(76)
Other financing expenses	36			52	50
Total financing expenses	652	[1]	$ 188	1,108	759
Financing expenses, net	₪ 577			₪ 975	₪ 595

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.